UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	12/31/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
December 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 136.7%
Aerospace & Defense - 1.2%
Bombardier,
Sr. Unscd. Notes	6.13	1/15/2023	425,000	[b,c]	399,500
Bombardier,
Sr. Unscd. Notes	7.50	3/15/2025	2,465,000	[b,c]	2,332,506
					2,732,006
Automobiles & Components - .8%
American Axle & Manufacturing,
Gtd. Notes	6.25	4/1/2025	1,155,000	[c]	1,055,381
Tenneco,
Gtd. Notes	5.00	7/15/2026	845,000		654,241
					1,709,622
Building Materials - 2.2%
Cemex,
Sr. Scd. Notes	7.75	4/16/2026	1,310,000	[b,c]	1,380,426
NCI Building Systems,
Sr. Scd. Notes	8.00	4/15/2026	1,500,000	[b,c]	1,378,125
Summit Materials,
Gtd. Notes	8.50	4/15/2022	2,030,000	[c]	2,128,962
					4,887,513
Chemicals - 3.8%
Chemours,
Gtd. Notes	7.00	5/15/2025	1,540,000	[c]	1,559,250
Consolidated Energy Finance,
Sr. Unscd. Notes	6.88	6/15/2025	835,000	[b,c]	798,227
CVR Partners,
Scd. Notes	9.25	6/15/2023	2,320,000	[b,c]	2,421,500
Kraton Polymers,
Gtd. Notes	7.00	4/15/2025	1,305,000	[b,c]	1,207,125
Starfruit Finco,
Sr. Unscd. Notes	8.00	10/1/2026	700,000	[b,c]	649,250
Tronox,
Gtd. Notes	6.50	4/15/2026	925,000	[b,c]	771,219
Venator Finance,
Sr. Unscd. Notes	5.75	7/15/2025	1,140,000	[b,c]	917,700
					8,324,271
Collateralized Loan Obligations Debt - 4.8%
AMMC CLO,
Ser. 2014-15A, Cl. ERR, 3 Month
LIBOR + 6.91%	9.24	1/15/2032	500,000	[b,d]	491,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 136.7% (continued)
Collateralized Loan Obligations Debt - 4.8% (continued)
Arch Street CLO,
Ser. 2016-2A, Cl. ER, 3 Month LIBOR
+ 6.30%	8.77	10/20/2028	1,000,000	[b,c,d]	937,984
Battalion CLO VII,
Ser. 2014-7A, Cl. DRR, 3 Month LIBOR
+ 6.31%	8.65	7/17/2028	750,000	[b,d]	722,011
Chenango Park CLO,
Ser. 2018-1A, Cl. D, 3 Month LIBOR +
5.80%	8.14	4/15/2030	1,000,000	[b,d]	918,733
CIFC Funding III CLO,
Ser. 2014-3A, Cl. ER2, 3 Month LIBOR
+ 6.10%	8.57	10/22/2031	1,000,000	[b,c,d]	917,683
Marble Point CLO XII,
Ser. 2018-1A, Cl. E, 3 Month LIBOR +
6.00%	8.07	7/16/2031	750,000	[b,d]	661,178
OCP CLO,
Ser. 2014-6A, Cl. DR, 3 Month LIBOR
+ 6.52%	8.86	10/17/2030	1,000,000	[b,c,d]	923,219
OZLM VI CLO,
Ser. 2014-6A, Cl. E, 3 Month LIBOR +
6.05%	8.39	4/17/2031	2,000,000	[b,d]	1,869,920
Rockford Tower CLO,
Ser. 2018-1A, Cl. E, 3 Month LIBOR +
5.85%	8.15	5/20/2031	750,000	[b,d]	683,341
Sounds Point CLO,
Ser. 2013-3RA, Cl. E, 3 Month LIBOR
+ 6.25%	8.59	4/18/2031	750,000	[b,c,d]	697,118
Venture CLO,
Ser. 2018-35A, Cl. E, 3 Month LIBOR +
6.20%	8.70	10/22/2031	1,000,000	[b,c,d]	924,116
Vibrant CLO III,
Ser. 2015-3A, Cl. DRR, 3 Month LIBOR
+ 6.35%	8.82	10/20/2031	1,000,000	[b,c,d]	901,238
					10,647,791
Commercial & Professional Services - 2.7%
Ahern Rentals,
Scd. Notes	7.38	5/15/2023	1,855,000	[b,c]	1,493,275
Prime Security Services Borrower,
Scd. Notes	9.25	5/15/2023	3,421,000	[b,c]	3,536,459
Team Health Holdings,
Gtd. Notes	6.38	2/1/2025	1,015,000	[b,c]	833,569
					5,863,303
Consumer Discretionary - 9.0%
Ashton Woods USA,
Sr. Unscd. Notes	6.88	2/15/2021	625,000	[b,c]	603,125
Beazer Homes USA,
Gtd. Notes	8.75	3/15/2022	1,100,000	[c]	1,102,750

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 136.7% (continued)
Consumer Discretionary - 9.0% (continued)
Brookfield Residential Properties,
Gtd. Notes		6.38	5/15/2025	910,000	[b,c]	834,925
Cirsa Finance International,
Sr. Scd. Notes		7.88	12/20/2023	2,005,000	[b,c]	1,993,832
Eldorado Resorts,
Gtd. Notes		7.00	8/1/2023	725,000	[c]	746,750
Eldorado Resorts,
Notes		6.00	4/1/2025	5,000	[c]	4,848
International Game Technology,
Sr. Scd. Notes		6.25	1/15/2027	1,000,000	[b,c]	961,875
Jack Ohio Finance,
Scd. Notes		10.25	11/15/2022	1,170,000	[b,c]	1,243,125
MGM Resorts International,
Gtd. Notes		7.75	3/15/2022	740,000	[c]	789,025
Scientific Games International,
Gtd. Notes		10.00	12/1/2022	4,915,000	[c]	4,994,820
Stars Group Holdings,
Gtd. Notes		7.00	7/15/2026	1,080,000	[b,c]	1,053,000
Tempur Sealy International,
Gtd. Notes		5.50	6/15/2026	955,000	[c]	876,213
TVL Finance,
Sr. Scd. Notes	GBP	8.50	5/15/2023	1,244,000	[b]	1,634,915
Univar USA,
Gtd. Notes		6.75	7/15/2023	1,200,000	[b,c]	1,189,500
William Lyon Homes,
Gtd. Notes		5.88	1/31/2025	2,270,000	[c]	1,940,850
						19,969,553
Consumer Staples - 1.2%
Kronos Acquistion Holdings,
Gtd. Notes		9.00	8/15/2023	1,660,000	[b,c]	1,278,200
Prestige Brands,
Gtd. Notes		6.38	3/1/2024	1,410,000	[b,c]	1,367,700
						2,645,900
Diversified Financials - 9.4%
Ally Financial,
Gtd. Notes		7.50	9/15/2020	860,000	[c]	894,400
Ally Financial,
Gtd. Notes		8.00	11/1/2031	1,515,000	[c]	1,689,225
Bracken MidCo1,
Sr. Scd. Bonds	GBP	8.88	10/15/2023	645,000	[b]	760,273
Cabot Financial Luxembourg,
Sr. Scd. Notes	GBP	7.50	10/1/2023	745,000	[b]	868,607
Cabot Financial Luxembourg,
Sr. Scd. Notes	GBP	7.50	10/1/2023	479,000		558,473
FS Energy & Power Fund,
Notes		7.50	8/15/2023	2,340,000	[b,c]	2,228,850

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 136.7% (continued)
Diversified Financials - 9.4% (continued)
Garfunkelux Holdco 2,
Scd. Bonds	GBP	11.00	11/1/2023	1,170,000	[b]	1,128,751
Garfunkelux Holdco 3,
Sr. Scd. Notes	GBP	8.50	11/1/2022	595,000		642,983
International Lease Finance,
Sr. Unscd. Notes	8.25		12/15/2020	3,195,000	[c]	3,438,004
Ladder Capital Finance Holdings,
Gtd. Notes	5.25		10/1/2025	1,925,000	[b,c]	1,722,875
Nationstar Mortgage Holdings,
Gtd. Notes	8.13		7/15/2023	2,465,000	[b,c]	2,409,537
Quicken Loans,
Gtd. Notes	5.75		5/1/2025	1,110,000	[b,c]	1,043,400
Tempo Acquisition,
Sr. Unscd. Notes	6.75		6/1/2025	1,905,000	[b,c]	1,771,650
VHF Parent,
Scd. Notes	6.75		6/15/2022	1,805,000	[b,c]	1,756,157
						20,913,185
Energy - 15.2%
Alta Mesa Holdings,
Gtd. Notes	7.88		12/15/2024	1,390,000	[c]	868,750
Blue Racer Midstream,
Sr. Unscd. Notes	6.63		7/15/2026	990,000	[b,c]	925,650
California Resources,
Scd. Notes	8.00		12/15/2022	1,060,000	[b,c]	720,800
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	7.00		6/30/2024	1,630,000	[c]	1,723,725
Chesapeake Energy,
Gtd. Notes	8.00		1/15/2025	975,000	[c]	865,313
Chesapeake Energy,
Gtd. Notes	8.00		6/15/2027	915,000	[c]	773,175
CVR Refining,
Gtd. Notes	6.50		11/1/2022	2,050,000	[c]	2,029,500
DCP Midstream Operating,
Gtd. Notes	5.38		7/15/2025	710,000		695,800
EnLink Midstream Partners,
Sr. Unscd. Notes	4.15		6/1/2025	780,000		704,466
Enviva Partners,
Gtd. Notes	8.50		11/1/2021	2,970,000	[c]	3,055,387
EP Energy,
Sr. Scd. Notes	7.75		5/15/2026	360,000	[b]	319,950
Extraction Oil & Gas,
Sr. Unscd. Notes	5.63		2/1/2026	1,120,000	[b,c]	823,200
Forum Energy Technologies,
Gtd. Notes	6.25		10/1/2021	405,000	[c]	358,425
Genesis Energy,
Gtd. Notes	6.50		10/1/2025	2,745,000	[c]	2,429,325

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 136.7% (continued)
Energy - 15.2% (continued)
Gulfport Energy,
Gtd. Notes	6.00	10/15/2024	945,000	[c]	841,050
Matador Resources,
Gtd. Notes	5.88	9/15/2026	1,375,000	[c]	1,268,437
Nabors Industries,
Gtd. Notes	5.50	1/15/2023	390,000		311,485
Oasis Petroleum,
Gtd. Notes	6.88	3/15/2022	1,136,000	[c]	1,073,520
PDC Energy,
Gtd. Notes	6.13	9/15/2024	905,000	[c]	839,388
Precision Drilling,
Gtd. Notes	7.13	1/15/2026	700,000	[b,c]	605,500
Precision Drilling,
Gtd. Notes	7.75	12/15/2023	1,120,000	[c]	1,037,400
Sanchez Energy,
Gtd. Notes	6.13	1/15/2023	1,495,000	[c]	276,575
Semgroup,
Gtd. Notes	7.25	3/15/2026	1,100,000	[c]	1,034,000
SESI,
Gtd. Notes	7.75	9/15/2024	1,095,000	[c]	876,000
Shelf Drill Holdings,
Sr. Unscd. Notes	8.25	2/15/2025	2,140,000	[b,c]	1,837,725
SM Energy,
Sr. Unscd. Notes	5.63	6/1/2025	275,000		240,625
Southwestern Energy,
Gtd. Notes	7.50	4/1/2026	280,000	[c]	266,000
SRC Energy,
Sr. Unscd. Notes	6.25	12/1/2025	1,690,000	[c]	1,411,150
Unit,
Gtd. Notes	6.63	5/15/2021	2,335,000	[c]	2,136,525
USA Compression Partners,
Sr. Unscd. Notes	6.88	4/1/2026	1,118,000	[b,c]	1,078,870
Whiting Petroleum,
Sr. Unscd. Notes	6.63	1/15/2026	1,070,000	[c]	922,875
WildHorse Resource Development,
Gtd. Notes	6.88	2/1/2025	1,080,000	[c]	1,026,000
WPX Energy,
Sr. Unscd. Notes	5.25	9/15/2024	295,000		268,450
					33,645,041
Environmental Control - 2.0%
Covanta Holding,
Sr. Unscd. Notes	5.88	7/1/2025	2,270,000	[c]	2,096,912
Hulk Finance,
Sr. Unscd. Notes	7.00	6/1/2026	2,660,000	[b,c]	2,327,500
					4,424,412

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 136.7% (continued)
Financials - .9%
Icahn Enterprises,
Gtd. Notes		6.25	2/1/2022	1,000,000	[c]	990,000
Icahn Enterprises,
Notes		6.75	2/1/2024	1,075,000	[c]	1,068,281
						2,058,281
Food Products - 3.1%
Albertsons,
Gtd. Notes		6.63	6/15/2024	2,930,000	[c]	2,732,225
New Albertsons,
Sr. Unscd. Bonds		8.00	5/1/2031	2,390,000	[c]	1,959,800
Post Holdings,
Gtd. Notes		8.00	7/15/2025	1,975,000	[b,c]	2,073,750
						6,765,775
Forest Products & Other - 1.3%
Mercer International,
Sr. Unscd. Notes		6.50	2/1/2024	255,000	[c]	250,538
Mercer International,
Sr. Unscd. Notes		7.38	1/15/2025	2,660,000	[b]	2,660,000
						2,910,538
Health Care - 17.9%
Agiliti Health,
Scd. Notes		7.63	8/15/2020	2,165,000	[c]	2,151,469
Auris Luxembourg II,
Sr. Unscd. Bonds	EUR	8.00	1/15/2023	1,165,000		1,365,506
Auris Luxembourg II,
Sr. Unscd. Bonds	EUR	8.00	1/15/2023	530,000	[b]	621,217
Avantor,
Sr. Unscd. Notes		9.00	10/1/2025	2,820,000	[b,c]	2,827,050
Bausch Health,
Gtd. Notes		6.13	4/15/2025	1,340,000	[b,c]	1,172,500
Bausch Health,
Gtd. Notes		9.00	12/15/2025	2,420,000	[b,c]	2,416,975
Bausch Health,
Sr. Scd. Notes		7.00	3/15/2024	490,000	[b,c]	496,125
Eagle Holding,
Sr. Unscd. Notes		7.63	5/15/2022	2,925,000	[b,c]	2,800,687
Endo Finance,
Gtd. Notes		5.38	1/15/2023	627,000	[b,c]	479,655
Endo Finance,
Gtd. Notes		6.00	7/15/2023	845,000	[b,c]	648,538
Endo Finance,
Gtd. Notes		7.25	1/15/2022	265,000	[b,c]	230,550
Envision Healthcare,
Gtd. Notes		8.75	10/15/2026	585,000	[b]	507,488
HCA,
Gtd. Notes		7.50	2/15/2022	5,470,000	[c]	5,825,550

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 136.7% (continued)
Health Care - 17.9% (continued)
MEDNAX,
Gtd. Notes	6.25	1/15/2027	1,425,000	[b,c]	1,378,687
MPH Acquisition Holdings,
Gtd. Notes	7.13	6/1/2024	2,645,000	[b,c]	2,473,075
NVA Holdings,
Gtd. Notes	6.88	4/1/2026	1,650,000	[b,c]	1,485,000
Ortho-Clinical Diagnostics,
Sr. Unscd. Notes	6.63	5/15/2022	1,860,000	[b,c]	1,683,300
Polaris Intermediate,
Sr. Unscd. Notes	8.50	12/1/2022	4,415,000	[b,c]	4,043,566
Tenet Healthcare,
Sr. Unscd. Notes	6.75	6/15/2023	2,060,000	[c]	1,941,550
Tenet Healthcare,
Sr. Unscd. Notes	8.13	4/1/2022	1,930,000	[c]	1,942,062
Valeant Pharmaceuticals International,
Gtd. Notes	9.25	4/1/2026	1,850,000	[b,c]	1,854,625
West Street Merger Sub,
Sr. Unscd. Notes	6.38	9/1/2025	1,490,000	[b,c]	1,326,100
					39,671,275
Industrials - 4.7%
Brand Industrial Services,
Sr. Unscd. Notes	8.50	7/15/2025	2,525,000	[b,c]	2,165,187
Engility,
Gtd. Notes	8.88	9/1/2024	2,075,000	[c]	2,222,844
Frontdoor,
Sr. Unscd. Notes	6.75	8/15/2026	540,000	[b,c]	514,350
Stevens Holding Co.,
Gtd. Notes	6.13	10/1/2026	415,000	[b,c]	410,850
Titan Acquisition,
Sr. Unscd. Notes	7.75	4/15/2026	1,320,000	[b,c]	1,131,900
Welbilt,
Sr. Unscd. Notes	9.50	2/15/2024	1,600,000	[c]	1,718,000
Zachry Holdings,
Sr. Unscd. Notes	7.50	2/1/2020	2,300,000	[b,c]	2,265,500
					10,428,631
Information Technology - 7.2%
Ascend Learning,
Sr. Unscd. Notes	6.88	8/1/2025	1,440,000	[b,c]	1,386,000
Change Healthcare Holdings,
Sr. Unscd. Notes	5.75	3/1/2025	2,400,000	[b,c]	2,247,000
Genesys Telecommunications
Laboratories,
Gtd. Notes	10.00	11/30/2024	3,590,000	[b,c]	3,769,500
Infor Software Parent,
Sr. Unscd. Notes	7.13	5/1/2021	1,460,000	[b,c]	1,427,150
RP Crown Parent,
Sr. Scd. Notes	7.38	10/15/2024	1,795,000	[b,c]	1,812,950

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 136.7% (continued)
Information Technology - 7.2% (continued)
Solera Finance,
Sr. Unscd. Notes		10.50	3/1/2024	2,650,000	[b,c]	2,835,500
Sophia,
Sr. Notes		9.00	9/30/2023	2,435,000	[b,c]	2,447,175
						15,925,275
Insurance - 4.5%
AmWINS Group,
Gtd. Notes		7.75	7/1/2026	1,650,000	[b,c]	1,563,375
Assuredpartners,
Sr. Unscd. Notes		7.00	8/15/2025	2,220,000	[b,c]	2,011,942
Hub International,
Sr. Unscd. Notes		7.00	5/1/2026	4,165,000	[b,c]	3,790,150
USIS Merger Sub,
Sr. Unscd. Notes		6.88	5/1/2025	2,215,000	[b,c]	2,041,034
York Risk Services Holding,
Gtd. Notes		8.50	10/1/2022	870,000	[b,c]	609,000
						10,015,501
Materials - 10.0%
ARD Finance,
Sr. Scd. Notes	EUR	6.63	9/15/2023	770,000		845,483
ARD Finance,
Sr. Scd. Notes		7.13	9/15/2023	1,070,000	[c]	965,675
ARD Securities Finance,
Sr. Scd. Notes		8.75	1/31/2023	2,941,011	[b,c]	2,499,859
Ardagh Packaging Finance,
Gtd. Notes		7.25	5/15/2024	2,765,000	[b,c]	2,768,456
Bway Holding,
Sr. Unscd. Notes		7.25	4/15/2025	4,505,000	[b,c]	4,060,131
Flex Acquisition Co.,
Sr. Unscd. Notes		7.88	7/15/2026	1,000,000	[b,c]	902,500
Grinding Media,
Sr. Scd. Notes		7.38	12/15/2023	1,115,000	[b,c]	1,084,337
Horizon Parent Holdings,
Sr. Scd. Bonds	EUR	8.25	2/15/2022	1,735,000	[b]	2,017,774
Novelis,
Gtd. Notes		5.88	9/30/2026	665,000	[b,c]	590,188
Novelis,
Gtd. Notes		6.25	8/15/2024	840,000	[b,c]	791,700
Peabody Energy,
Sr. Scd. Notes		6.38	3/31/2025	1,100,000	[b]	1,025,750
Reynolds Group Issuer,
Gtd. Notes		7.00	7/15/2024	3,235,000	[b,c]	3,087,403
W/S Packaging Holdings,
Sr. Scd. Notes		9.00	4/15/2023	1,430,000	[b,c]	1,426,425

22,065,681

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 136.7% (continued)
Media - 11.8%
Altice,
Gtd. Notes	7.63	2/15/2025	1,385,000	[b,c]	1,040,481
Altice,
Gtd. Notes	7.75	5/15/2022	2,755,000	[b,c]	2,517,381
Altice Financing,
Sr. Scd. Bonds	7.50	5/15/2026	380,000	[b,c]	347,700
Altice Finco,
Gtd. Notes	7.63	2/15/2025	405,000	[b,c]	337,669
Altice Finco,
Sr. Scd. Notes	8.13	1/15/2024	1,900,000	[b,c]	1,776,500
Altice France,
Sr. Scd. Notes	7.38	5/1/2026	935,000	[b,c]	860,200
Altice France,
Sr. Scd. Notes	8.13	2/1/2027	3,675,000	[b,c]	3,472,875
CBS Radio,
Sr. Unscd. Notes	7.25	11/1/2024	1,795,000	[b,c]	1,678,325
CSC Holdings,
Sr. Unscd. Notes	7.75	7/15/2025	1,020,000	[b]	1,040,400
CSC Holdings,
Sr. Unscd. Notes	10.13	1/15/2023	4,900,000	[b,c]	5,283,474
DISH DBS,
Gtd. Notes	5.88	11/15/2024	1,700,000	[c]	1,374,875
Gray Escrow,
Sr. Unscd. Notes	7.00	5/15/2027	355,000	[b]	346,984
Gray Television,
Gtd. Notes	5.88	7/15/2026	1,130,000	[b,c]	1,056,324
Midcontinent Communications,
Gtd. Notes	6.88	8/15/2023	1,155,000	[b,c]	1,195,945
Radiate Holdco,
Sr. Unscd. Notes	6.63	2/15/2025	960,000	[b,c]	832,800
Radiate Holdco,
Sr. Unscd. Notes	6.88	2/15/2023	1,016,000	[b]	927,100
Townsquare Media,
Gtd. Notes	6.50	4/1/2023	1,285,000	[b,c]	1,187,019
Univision Communications,
Sr. Scd. Notes	5.13	2/15/2025	995,000	[b,c]	875,600
					26,151,652
Metals & Mining - 4.7%
Big River Steel,
Sr. Scd. Notes	7.25	9/1/2025	1,190,000	[b,c]	1,184,050
Constellium,
Sr. Unscd. Notes	6.63	3/1/2025	1,930,000	[b,c]	1,794,900
First Quantum Minerals,
Gtd. Notes	6.88	3/1/2026	290,000	[b]	233,813
First Quantum Minerals,
Gtd. Notes	7.25	4/1/2023	2,950,000	[b,c]	2,607,062

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 136.7% (continued)
Metals & Mining - 4.7% (continued)
First Quantum Minerals,
Gtd. Notes	7.50		4/1/2025	560,000	[b]	464,100
Freeport-McMoRan,
Gtd. Notes	5.45		3/15/2043	1,270,000	[c]	973,137
Hudbay Minerals,
Gtd. Notes	7.63		1/15/2025	1,550,000	[b,c]	1,522,875
Teck Resources,
Gtd. Notes	8.50		6/1/2024	830,000	[b,c]	891,213
United States Steel,
Sr. Unscd. Notes	6.25		3/15/2026	945,000	[c]	830,419
						10,501,569
Real Estate - 1.1%
GEO Group,
Gtd. Notes	6.00		4/15/2026	1,560,000	[c]	1,374,750
Greystar Real Estate Partners,
Sr. Scd. Notes	5.75		12/1/2025	1,115,000	[b,c]	1,092,700
						2,467,450
Retailing - .9%
Beacon Roofing Supply,
Gtd. Notes	6.38		10/1/2023	805,000	[c]	800,975
Party City Holdings,
Gtd. Notes	6.63		8/1/2026	1,285,000	[b,c]	1,172,562
						1,973,537
Technology Hardware & Equipment - 3.7%
Banff Merger Sub,
Sr. Unscd. Notes	9.75		9/1/2026	550,000	[b]	504,625
Dell International,
Gtd. Notes	7.13		6/15/2024	1,895,000	[b,c]	1,929,621
Everi Payments,
Gtd. Notes	7.50		12/15/2025	2,695,000	[b,c]	2,556,881
Exela Intermediate,
Sr. Scd. Notes	10.00		7/15/2023	1,450,000	[b,c]	1,390,187
West,
Sr. Unscd. Notes	8.50 1		0/15/2025	2,255,000	[b,c]	1,792,725
						8,174,039
Telecommunication Services - 10.3%
CenturyLink,
Sr. Unscd. Notes, Ser. W	6.75		12/1/2023	2,915,000	[c]	2,816,619
Cincinnati Bell,
Sr. Unscd. Notes	8.00		10/15/2025	1,895,000	[b,c]	1,572,850
Crystal Almond,
Sr. Scd. Bonds	EUR	10.00	11/1/2021	917,000		1,112,338
DKT Finance,
Sr. Scd. Notes	9.38		6/17/2023	1,775,000	[b,c]	1,823,812
Embarq,
Sr. Unscd. Notes	8.00		6/1/2036	1,950,000	[c]	1,774,500

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 136.7% (continued)
Telecommunication Services - 10.3% (continued)
Hughes Satellite Systems,
Gtd. Notes	7.63	6/15/2021	1,675,000	[c]	1,742,000
Intelsat Connect Finance,
Notes	9.50	2/15/2023	1,255,000	[b,c]	1,085,575
Intelsat Jackson Holdings,
Gtd. Notes	8.50	10/15/2024	1,595,000	[b,c]	1,555,125
Intelsat Jackson Holdings,
Gtd. Notes	9.75	7/15/2025	855,000	[b,c]	861,669
Sable International Finance,
Gtd. Notes	6.88	8/1/2022	1,381,000	[b,c]	1,412,763
Sprint,
Gtd. Notes	7.63	2/15/2025	375,000	[c]	375,938
Sprint Capital,
Gtd. Notes	8.75	3/15/2032	540,000	[c]	571,050
Sprint Communications,
Sr. Unscd. Notes	11.50	11/15/2021	5,325,000	[c]	6,057,187
					22,761,426
Utilities - 2.3%
AmeriGas Partners,
Sr. Unscd. Notes	5.63	5/20/2024	485,000		460,750
AmeriGas Partners,
Sr. Unscd. Notes	5.88	8/20/2026	275,000		252,312
Calpine,
Sr. Unscd. Notes	5.75	1/15/2025	380,000	[c]	348,650
NRG Energy,
Gtd. Notes	6.63	1/15/2027	950,000	[c]	960,688
NRG Energy,
Gtd. Notes	7.25	5/15/2026	1,400,000	[c]	1,463,000
Vistra Energy,
Gtd. Notes	7.63	11/1/2024	1,458,000	[c]	1,541,835
					5,027,235
Total Bonds and Notes
(cost $323,615,942)					302,660,462

Floating Rate Loan Interests - 8.6%
Chemicals - .5%
Polar US Borrower,
First Lien Term Loan, 3 Month LIBOR
+ 4.75%	7.19	10/15/2025	1,070,000	[d]	1,032,550
Commercial & Professional Services - .8%
Pi Lux Finco,
Second Lien Facility 1, 1 Month
LIBOR + 7.25%	9.62	12/22/2025	935,000	[d]	930,325
Weight Watchers International,
Term B Loan, 1-3 Month LIBOR +
4.75%	7.07	11/29/2024	876,923	[d]	869,250
					1,799,575

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 8.6% (continued)
Diversified Financials - .5%
Capital Automotive,
Initial Tranche B Term Loan (Second
Lien), 1 Month LIBOR + 6.00%	8.37	3/24/2025	1,059,438	[d]	1,049,511
Energy - 1.5%
GIP III Stetson I,
Initial Term Loan, 3 Month LIBOR +
4.25%	6.72	7/18/2025	1,250,000	[d]	1,207,812
Granite Acquisition,
Second Lien Term B Loan, 3 Month
LIBOR + 7.25%	9.59	12/19/2022	1,060,853	[d]	1,039,106
Oxbow Carbon ,
Term Loan (Second Lien ), 1 Month
LIBOR + 7.50%	9.91	1/4/2024	1,000,000	[d]	991,250
					3,238,168
Information Technology - 1.0%
Boxer Parent Co.,
Initial Dollar Term Loan, 3 Month
LIBOR + 4.25%	6.66	10/2/2025	850,000	[d]	821,980
Digicert Holdings,
First Lien Term Loan, 1 Month LIBOR
+ 4.00%	7.28	10/31/2024	1,452,709	[d]	1,427,287
					2,249,267
Insurance - 2.3%
Asurion,
Second Lien Replacement B-2 Term
Loan, 1 Month LIBOR + 6.50%	8.92	8/4/2025	3,980,000	[d]	3,947,682
Mayfield (Amynta) Agency Borrower,
First Lien Term B Loan, 1 Month
LIBOR + 4.00%	6.82	2/28/2025	1,278,576	[d]	1,249,807
					5,197,489
Materials - .9%
Ball Metalpack Finco,
First Lien Initial Term Loan, 1 Month
LIBOR + 4.50%	7.03	7/31/2025	114,712	[d]	112,131
Berlin Packaging,
First Lien Term B Loan, 3 Month
LIBOR + 3.00%	5.35	11/7/2025	2,000,000	[d]	1,890,000
					2,002,131
Media - .5%
Nep Group,
Initial Loan (Second Lien), 1 Month
LIBOR + 7.00%	9.34	10/20/2025	1,160,000	[d]	1,096,200
Retailing - .2%
Bass Pro Group,
Term B Loan, First Lien, 3 Month
LIBOR + 5.00%	7.34	9/25/2024	518,687	[d]	498,458

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]	Value ($)
Floating Rate Loan Interests - 8.6% (continued)
Technology Hardware & Equipment - .4%
Mcafee,
Term Loan (Second Lien ), 3 Month
LIBOR + 8.50%	10.85	9/29/2025	900,000 [d]	896,252
Total Floating Rate Loan Interests
(cost $19,579,032)				19,059,601
	1-Day
Description	Yield (%)		Shares	Value ($)
Investment Companies - 3.0%
Registered Investment Companies - 3.0%
Dreyfus Institutional Preferred
Government Plus Money Market
Fund
(cost $6,691,325)	2.32		6,691,325 [e]	6,691,325
Total Investments (cost $349,886,299)			148.3%	328,411,388
Liabilities, Less Cash and Receivables			(48.3%)	(107,000,615)
Net Assets			100.0%	221,410,773

LIBOR—London Interbank Offered Rate
EUR—Euro
GBP—British Pound

[a]	Amount stated in U.S. Dollars unless otherwise noted above.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities were valued at $199,344,023 or 90.03% of net assets.

[c]	Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.
[d]	Variable rate security—rate shown is the interest rate in effect at period end.
[e]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
December 31, 2018 (Unaudited)

The following is a summary of the inputs used as of December 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Collateralized Loan Obligations†	-	10,647,791	-	10,647,791
Corporate Bonds†	-	292,012,671	-	292,012,671
Floating Rate Loan Interests†	-	19,059,601	-	19,059,601
Investment Company	6,691,325	-	-	6,691,325
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(49,953)	-	(49,953)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its

NOTES

investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At December 31, 2018, accumulated net unrealized depreciation on investments was $21,474,911, consisting of $1,694,475 gross unrealized appreciation and $23,169,386 gross unrealized depreciation.

At December 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 20, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 19, 2019

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)